Other long-term investment	12 Months Ended
Dec. 31, 2014
Other long-term investment [Abstract]
Other long-term investment

7. Other long-term investment

As of December 31, 2013 and 2014, the other long-term investment accounted for at cost consisted of the following:

Cost method investee	Initial Cost	Ownership	December 31, 2013	December 31, 2014
	US$		US$	US$
Henan Lianhe Real Estate Co., Ltd.	241,648	1.85%	241,648	241,648

For the years ended December 31, 2012, 2013 and 2014, the Group recognized no investment profit or loss. As of December 31, 2013 and 2014, management noted no indicators of impairment related to this investment.